ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of March 31,
	2016	2017
Accounts receivable	$88,492	$93,837
Less: allowance for doubtful accounts	14,329	14,261

Accounts receivable, net	$74,163	$79,576

Schedule of movement of allowance for doubtful accounts

	As of March 31,
	2015	2016	2017
Balance at beginning of year	$4,330	$8,055	$14,329
Charge to expenses	3,758	8,509	6,136
Write off	(42)	(1,822)	(5,170)
Exchange difference	9	(413)	(1,034)

Balance at end of year	$8,055	$14,329	$14,261